NOTE 6 - OTHER ASSETS	9 Months Ended
Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 6 - OTHER ASSETS

NOTE 6 - OTHER ASSETS

Other assets arise from prepayments on two medical malpractice insurance policies with coverage that indemnifies the Company on the claims-made basis. The policy periods end in February 2016 and March 2015, respectively. The Company had unamortized premiums of $121,197 in current assets and $144,222 in other assets at December 31, 2012. No amounts remained as of September 30, 2013 as the Company wrote-off the remaining unamortized premiums in conjunction with discontinuing the intensivist and hospitalist programs.